Brett Agnew Vice President- Associate General Counsel 8300 Mills Civic Parkway, West Des Moines, IA 50266 Phone: 515-327-5890 | Department Fax: 515-221-4813 bagnew @sfgmembers.com

February 22, 2022

VIA EDGAR

Commissioners

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Midland National Life Insurance Company

Midland National Life Separate Account C (“Registrant”)

Post-Effective Amendment No. 19 to Registration Statement on Form N-4

File Nos. 333-176870 and 811-07772

Commissioners:

Pursuant to the provisions of the Investment Company Act of 1940 and the Securities Act of 1933, we are electronically filing via EDGAR the above-referenced post-effective amendment to the Registrant’s Registration Statement on Form N-4. This amendment is being filed pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933. The primary purpose of this amendment is to update the registration statement to conform to the amendments to Form N-4 adopted by the Securities and Exchange Commission on March 11, 2020.

It is proposed that this filing will become effective on April 29, 2022. The Registrant intends to file, prior to effectiveness of this filing, a further post-effective amendment pursuant to paragraph (b) of Rule 485, to respond to staff comments and to add financial statements and other information not available at the time of this filing.

The Company thanks the Staff for its thoughtful review of this filing. If you have any questions, please contact me directly.

Sincerely,

/s/ Brett Agnew

Brett L. Agnew

Vice President – Associate

General Counsel

MidlandNational.com